Property and equipment, net (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 22,369	$ 42,471
Less: accumulated depreciation	(17,597)	(35,464)
Total	4,772	7,007
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	5,791	5,352
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 16,578	$ 37,119